DRYDEN GOVERNMENT SECURITIES TRUST

Gateway Center Three, 4th Floor
Newark, NJ 07102

January 30, 2008

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Dryden Government Securities (the “Fund”)
          (File No. 333-111750)

Ladies and Gentlemen:

         Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 41 and (ii) that the text of the Post-Effective Amendment was filed electronically on January 30, 2008.

Please direct any questions regarding this filing to the undersigned at (973) 802-5032.

                     /s/ Claudia DiGiacomo

                    Claudia DiGiacomo
                    Assistant Secretary